Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended
		Mar. 11, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2026
C000255783
Account Value [Line Items]
Line Graph and Table Measure Name							KraneShares 2x Long BABA Daily ETF
Accumulated Value		$ 10,000	$ 8,932	$ 6,232	$ 14,208	$ 8,912		$ 6,072
C000255786
Account Value [Line Items]
Line Graph and Table Measure Name							KraneShares 2x Long PDD Daily ETF
Accumulated Value		10,000	9,888	6,976	10,612	7,309		5,640
MSCI China All Shares Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]						MSCI China All Shares Index (USD) (NR)
Accumulated Value		10,000	9,765	9,992	12,037	11,527		10,776
MSCI China All Shares Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]						MSCI China All Shares Index (USD) (NR)
Accumulated Value		$ 10,000	$ 9,765	$ 9,992	$ 12,037	$ 11,527		$ 10,776

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).